UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to: Arthur Don Seyfarth Shaw LLP 131 South Dearborn Street Suite 2400 Chicago, IL 60603

Registrant's telephone number, including area code:	(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments	June 30, 2007 (Unaudited)

Number of Shares	COMMON STOCKS—94.15%	Cost	Market Value

	Consumer Discretionary & Services—23.78%
1,465,500	Black & Decker Corp.	$118,566,967	$129,418,305
169,100	Career Education Corp. (a)	3,149,811	5,710,507
3,423,200	Harte-Hanks, Inc.	81,362,199	87,907,776
7,496,050	Hewitt Associates, Inc., Class A (a) (b)	192,863,559	239,873,600
7,406,800	Interpublic Group of Cos., Inc. (a)	81,206,219	84,437,520
3,658,900	Lee Enterprises, Inc.	126,721,405	76,324,654
3,822,600	McClatchy Co., Class A	188,832,325	96,750,006
1,905,700	Mohawk Industries, Inc. (a)	136,902,456	192,075,503
2,497,175	Royal Caribbean Cruises Ltd.	106,172,416	107,328,582
		1,035,777,357	1,019,826,453
	Consumer Staples—6.67%
5,437,200	Constellation Brands, Inc. (a)	119,401,996	132,015,216
2,418,953	J.M. Smucker Co.	96,648,892	153,990,548
		216,050,888	286,005,764
	Financial Services—30.14%
3,962,450	Assured Guaranty Ltd. (b)	81,579,509	117,130,022
1,219,775	Chittenden Corp.	32,662,623	42,631,136
2,098,700	City National Corp.	152,241,987	159,690,083
2,853,400	Equifax Inc.	108,089,650	126,748,028
5,924,600	H&R Block, Inc.	136,158,664	138,457,902
4,903,450	HCC Insurance Holdings, Inc.	92,490,901	163,824,265
5,746,000	Janus Capital Group Inc.	74,009,975	159,968,640
1,500,500	Jones Lang LaSalle Inc.	23,634,203	170,306,750
440,925	Markel Corp. (a)	102,045,666	213,654,618
		802,913,178	1,292,411,444
	Health Care—6.46%
1,093,900	Bio-Rad Laboratories, Inc., Class A (a)	65,575,561	82,666,023
4,915,575	IMS Health Inc.	114,603,686	157,937,424
1,979,675	Invacare Corp.	65,309,597	36,287,443
		245,488,844	276,890,890
	Materials & Processing—9.82%
3,615,710	Brady Corp., Class A	69,842,871	134,287,469
2,068,450	Energizer Holdings, Inc. (a)	62,239,781	206,017,620
1,650,100	USG Corp. (a)	80,512,471	80,920,904
		212,595,123	421,225,993

QUARTERLY REPORT JUNE 30, 2007

Number of Shares	COMMON STOCKS—94.15% (cont’d)	Cost	Market Value

	Producer Durables—10.40%
3,380,000	ACCO Brands Corp. (a) (b)	$76,091,407	$77,909,000
2,910,350	Herman Miller, Inc.	62,686,788	91,967,060
4,727,175	IDEX Corp. (b)	68,473,088	182,185,324
5,079,675	Steelcase Inc., Class A	62,841,980	93,973,988
		270,093,263	446,035,372
	Technology—6.88%
2,218,775	Anixter International Inc. (a) (b)	58,438,416	166,874,067
17,554,450	BearingPoint, Inc. (a) (b)	139,264,653	128,323,030
		197,703,069	295,197,097

	Total Common Stocks	2,980,621,722	4,037,593,013

Principal Amount	REPURCHASE AGREEMENTS—6.26%	Cost	Market Value

$193,076,537	Fixed Income Clearing Corporation, 4.50%, dated 6/29/2007, due 7/2/2007, repurchase price $193,148,941, (collateralized by U.S. Treasury Bonds, 7.125%-8.125%, due 2/15/2021-2/15/2023)	$193,076,537	$193,076,537

75,352,923	State Street Bank and Trust Co., 4.30%, dated 6/29/2007, due 7/2/2007, repurchase price $75,379,925 (collateralized by U.S. Treasury Bonds, 6.25% due 08/15/2023)	75,352,923	75,352,923
	Total Repurchase Agreements	268,429,460	268,429,460
	Total Investments—100.41%	$3,249,051,182	4,306,022,473
	Liabilities less Other Assets—(0.41%)		(17,590,894)
	NET ASSETS—100.00%		$4,288,431,579

(a)          Non-income producing.

(b)         Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

ARIELMUTUALFUNDS.COM

Ariel Appreciation Fund Schedule of Investments	June 30, 2007 (Unaudited)

Number of Shares	COMMON STOCKS—99.81%	Cost	Market Value

	Consumer Discretionary & Services—40.16%
3,072,600	Accenture Ltd, Class A	$46,189,960	$131,783,814
1,102,300	Black & Decker Corp.	46,231,739	97,344,113
2,403,750	Carnival Corp.	91,641,903	117,230,887
3,418,600	CBS Corp., Class B	85,442,944	113,907,752
1,772,750	Gannett Co., Inc.	102,063,515	97,412,613
1,772,875	Harte-Hanks, Inc.	26,291,077	45,527,430
1,958,700	Hewitt Associates, Inc., Class A (a)	54,646,650	62,678,400
4,321,925	Interpublic Group of Cos., Inc.(a)	38,395,852	49,269,945
1,086,800	Mattel, Inc.	17,134,011	27,485,172
1,994,100	McClatchy Co., Class A	93,813,573	50,470,671
1,211,800	Mohawk Industries, Inc. (a)	88,841,103	122,137,322
1,664,600	Omnicom Group Inc.	53,158,170	88,090,632
2,934,600	YUM! Brands, Inc.	34,541,737	96,020,112
		778,392,234	1,099,358,863
	Consumer Staples—5.71%
1,157,172	Clorox Co.	50,904,108	71,860,381
3,483,300	Constellation Brands, Inc. (a)	76,279,283	84,574,524
		127,183,391	156,434,905
	Financial Services—32.45%
1,510,100	Aflac Inc.	68,965,115	77,619,140
1,116,900	City National Corp.	79,953,218	84,984,921
1,313,400	Countrywide Financial Corp.	48,876,857	47,742,090
726,822	Dun & Bradstreet Corp.	18,040,486	74,848,130
1,888,800	Equifax Inc.	41,321,942	83,900,496
650,200	Franklin Resources, Inc.	23,261,691	86,131,994
3,421,200	H&R Block, Inc.	81,116,860	79,953,444
1,746,700	HCC Insurance Holdings, Inc.	53,848,775	58,357,247
3,412,800	Janus Capital Group Inc.	39,454,904	95,012,352
1,747,500	Northern Trust Corp.	56,270,963	112,259,400
1,684,800	T. Rowe Price Group, Inc.	30,041,105	87,424,272
		541,151,916	888,233,486
	Health Care—11.02%
1,949,350	Baxter International Inc.	42,861,921	109,826,379
3,105,060	IMS Health Inc.	49,619,587	99,765,578
1,781,954	Thermo Fisher Scientific Inc. (a)	28,662,350	92,162,661
		121,143,858	301,754,618
	Materials & Processing—4.39%
648,300	Energizer Holdings, Inc. (a)	52,145,998	64,570,680
1,133,400	USG Corp. (a)	55,228,835	55,581,936
		107,374,833	120,152,616

QUARTERLY REPORT JUNE 30, 2007

Number of Shares	COMMON STOCKS—99.81% (cont’d)	Cost	Market Value

	Producer Durables—4.32%
2,527,675	Pitney Bowes Inc.	$93,933,572	$118,345,743

	Technology—1.76%
640,800	Anixter International Inc. (a)	40,775,771	48,194,568

	Total Common Stocks	1,809,955,575	2,732,474,799

Principal Amount	REPURCHASE AGREEMENT—0.45%	Cost	Market Value

$12,180,069	Fixed Income Clearing Corporation, 4.50%, dated 6/29/2007, due 7/2/2007, repurchase price $12,184,637, (collateralized by U.S. Treasury Bond, 7.125%, due 2/15/2023)	12,180,069	12,180,069
	Total Investments—100.26%	$1,822,135,644	2,744,654,868
	Liabilities less Other Assets—(0.26%)		(7,033,036)
	NET ASSETS—100.00%		$2,737,621,832

(a) Non-income producing.

    A category may contain multiple industries as defined by the Standard Industrial Classification system.

    See Notes to Schedules of Investments.

ARIELMUTUALFUNDS.COM

Ariel Focus Fund Schedule of Investments	June 30, 2007 (Unaudited)

Number of Shares	COMMON STOCKS—95.70%	Cost	Market Value

	Autos & Transportation—5.52%
18,800	Toyota Motor Corp., ADR	$1,847,725	$2,366,544

	Consumer Discretionary & Services—25.45%
35,700	Accenture Ltd, Class A	871,423	1,531,173
21,500	Black & Decker Corp.	1,859,011	1,898,665
40,200	Carnival Corp.	1,944,787	1,960,554
62,300	Hewitt Associates, Inc., Class A(a)	1,588,964	1,993,600
45,400	Home Depot, Inc.	1,753,696	1,786,490
33,000	Omnicom Group Inc.	1,535,977	1,746,360
		9,553,858	10,916,842
	Consumer Staples—5.61%
99,100	Constellation Brands, Inc.(a)	2,029,861	2,406,148

	Financial Services—19.39%
35,400	Aflac Inc.	1,609,080	1,819,560
33,300	Citigroup Inc.	1,612,669	1,707,957
79,400	H&R Block, Inc.	1,779,956	1,855,578
36,100	JPMorgan Chase & Co.	1,507,114	1,749,045
19,700	UBS AG	1,279,243	1,182,197
		7,788,062	8,314,337
	Health Care—10.85%
50,400	IMS Health Inc.	1,256,705	1,619,352
29,800	Johnson & Johnson	1,866,024	1,836,276
46,900	Pfizer Inc	1,183,311	1,199,233
		4,306,040	4,654,861
	Materials & Processing—3.11%
27,200	USG Corp.(a)	1,295,720	1,333,888

	Other—13.11%
826	Berkshire Hathaway Inc., Class B(a)	2,598,715	2,977,730
78,300	Tyco International Ltd.(b)	2,103,483	2,645,757
		4,702,198	5,623,487
	Technology—12.66%
87,000	Dell Inc.(a)	2,120,519	2,483,850
28,000	International Business Machines Corp.	2,309,004	2,947,000
		4,429,523	5,430,850
	Total Common Stocks	35,952,987	41,046,957

Principal Amount	REPURCHASE AGREEMENT—2.26%	Cost	Market Value

$968,772	Fixed Income Clearing Corporation, 4.50%, dated 6/29/2007, due 7/2/2007, repurchase price $969,135, (collateralized by U.S. Treasury Bond, 7.125%, due 2/15/2023)	$968,772	$968,772
	Total Investments—97.96%	$36,921,759	42,015,729
	Other Assets less Liabilities—2.04%(c)		875,393
	NET ASSETS—100.00%		$42,891,122

Number of Shares	WHEN ISSUED SECURITIES SOLD SHORT	Proceeds	Market Value

19,575	Tyco Electronics Ltd. (When Issued)(a) (b)	$772,418	$764,600

(a)           Non-income producing.

(b)          On June 8, 2007 Tyco International Ltd. (TYC) approved the spin-offs of its health care and electronics businesses. Shareholders of TYC as of record date  June 18,  2007, will receive 1 share of Covidien Ltd and 1 share of Tyco Electronics for every 4 shares held on distribution date of July 2, 2007. TYC will also have a 4 for 1 reverse stock split as part of the spin-off transaction. The Fund sold Tyco Electronics Ltd. (When Issued) shares on June 26, 2007 for delivery on July 6, 2007.

(c)          Includes $790,000 cash segregated as collateral for when issued security sold short.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

QUARTERLY REPORT JUNE 30, 2007

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	August 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	August 6, 2007

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	August 6, 2007